UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-4337

HERITAGE CASH TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 573-3800

RICHARD K. RIESS, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart LLP

1800 Massachusetts Avenue, NW

Washington, D.C. 20036

Date of fiscal year end: August 31

Date of reporting period: August 31, 2004

Item 1. Reports to Shareholders

September 17, 2004

Dear Fellow Shareholders:

I am pleased to present you with the annual report of the Heritage Cash Trust—Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2004. For the period covered by this report, the Fund’s seven day current yield increased from 0.35% to 0.79%(a). The increase in the yield can be attributed to decisions by the Federal Reserve’s Federal Open Market Committee to raise the federal funds rate (the rate member banks charge each other for overnight loans) from the 46-year low of 1.00% to 1.50% at the end of the period. For most of the reporting period, the yield of money market instruments as well as the Fund showed very little volatility as the Federal Reserve left the federal funds rate at 1.00% before increasing the federal funds rate by 25 basis points at both the June 2004 and the August 2004 Federal Open Market Committee Meetings. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit our website at www.HeritageFunds.com.

As of August 31, 2004, approximately 40% of the Fund’s net assets were invested in short-term obligations issued by U.S. Government Sponsored Enterprises, including Fannie Mae, Freddie Mac, Federal Home Loan Banks, and Federal Farm Credit Banks(b). Approximately 53% of the Fund’s net assets were invested in commercial paper or certificates of deposit rated A-1+, the highest short-term rating classification by Standard and Poor’s Rating Group (“S&P”), while 7% of net assets were invested in short-term obligations rated A-1, S&P’s next highest rating category. This, along with other factors, satisfies the standards necessary to retain the Fund’s AAAm rating from S&P(c). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust—Money Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Richard K. Riess

President

Heritage Cash Trust

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus.

(b) U.S. Government-Sponsored Enterprises are generally private entities sponsored by Acts of Congress but they are not guaranteed by the full faith and credit of the U.S. Government.

(c) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management.

A-1

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2004

Principal Amount		Value
Commercial Paper—57.3% (a)
Domestic—34.3%
Banks—6.9%
$ 50,000,000	Bank of America Corporation, 1.43%, 09/20/04	$49,962,264
50,000,000	Bank of America Corporation, 1.44%, 09/21/04	49,960,000
50,000,000	Bank of America Corporation, 1.59%, 10/20/04	49,891,792
50,000,000	J.P. Morgan Chase & Company, Inc., 1.51%, 09/17/04	49,966,444
50,000,000	J.P. Morgan Chase & Company, Inc., 1.51%, 09/20/04	49,960,153
50,000,000	State Street Bank & Trust, 1.44%, 09/02/04	49,998,000
50,000,000	State Street Bank & Trust, 1.63%, 11/02/04	49,859,639

		349,598,292

Beverages—1.9%
20,000,000	Anheuser-Busch Companies, Inc., 1.49%, 10/01/04	19,975,167
50,000,000	The Coca-Cola Company, 1.44%, 09/02/04	49,998,000
25,000,000	The Coca-Cola Company, 1.48%, 10/12/04	24,957,861

		94,931,028

Chemicals—1.6%
15,587,000	E.I. du Pont de Nemours & Company, 1.38%, 09/16/04	15,578,037
54,250,000	E.I. du Pont de Nemours & Company, 1.52%, 10/04/04	54,174,412
9,413,000	E.I. du Pont de Nemours & Company, 1.55%, 10/19/04	9,393,546

		79,145,995

Cosmetics/Personal Care—2.9%
40,000,000	The Procter & Gamble Company, 1.34%, 09/07/04	39,991,067
20,000,000	The Procter & Gamble Company, 1.47%, 10/12/04	19,966,517

Principal Amount		Value
Commercial Paper (continued)
5,000,000	The Procter & Gamble Company, 1.50%, 10/13/04	4,991,250
85,000,000	The Procter & Gamble Company, 1.60%, 11/16/04	84,712,889

		149,661,723

Diversified Manufacturer—3.3%
20,000,000	3 M Company, 1.50%, 09/03/04	19,998,333
50,000,000	General Electric Capital Corporation, 1.44%, 09/01/04	50,000,000
54,400,000	General Electric Capital Corporation, 1.42%, 09/13/04	54,374,251
45,600,000	General Electric Capital Corporation, 1.48%, 09/13/04	45,577,504

		169,950,088

Financial Services—2.9%
50,000,000	Citigroup Global Markets, 1.41%, 09/07/04	49,988,250
50,000,000	Citigroup Global Markets, 1.47%, 10/04/04	49,932,625
50,000,000	Citigroup Global Markets, 1.55%, 10/07/04	49,922,500

		149,843,375

Household Products—0.5%
27,000,000	The Clorox Company, 1.47%, 09/08/04	26,992,283

Oil & Gas—5.9%
50,000,000	ChevronTexaco Funding, 1.45%, 09/09/04	49,983,889
50,000,000	ChevronTexaco Funding, 1.47%, 09/17/04	49,967,333
50,000,000	ChevronTexaco Funding, 1.49%, 09/29/04	49,942,056
13,800,000	Shell Finance, 1.35%, 09/09/04	13,795,860
9,200,000	Shell Finance, 1.51%, 09/23/04	9,191,510
88,000,000	Shell Finance, 1.54%, 10/06/04	87,868,244
39,000,000	Shell Finance, 1.51%, 10/08/04	38,939,474

		299,688,366

The accompanying notes are an integral part of the financial statements.

A-2

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Commercial Paper (continued)
Pharmaceuticals—5.5%
$ 14,000,000	Abbott Laboratories, 1.40%, 09/07/04	$13,996,733
51,000,000	Abbott Laboratories, 1.36%, 09/16/04	50,971,100
50,000,000	Abbott Laboratories, 1.47%, 09/21/04	49,959,167
17,560,000	Abbott Laboratories, 1.56%, 10/26/04	17,518,149
14,150,000	Pfizer, Inc., 1.40%, 09/20/04	14,139,545
13,756,000	Pfizer, Inc., 1.44%, 09/27/04	13,741,694
23,945,000	Pfizer, Inc., 1.47%, 09/27/04	23,919,578
21,200,000	Pfizer, Inc., 1.47%, 09/29/04	21,175,761
18,000,000	Pfizer, Inc., 1.45%, 10/06/04	17,974,625
19,449,000	Pfizer, Inc., 1.63%, 10/25/04	19,401,447
24,400,000	Pfizer, Inc., 1.68%, 11/19/04	24,310,045
15,100,000	Pfizer, Inc., 1.68%, 11/22/04	15,042,217

		282,150,061

Retail—2.9%
82,000,000	Wal-Mart Stores Inc., 1.35%, 09/08/04	81,978,475
19,279,000	Wal-Mart Stores Inc., 1.36%, 09/08/04	19,273,902
9,220,000	Wal-Mart Stores Inc., 1.50%, 09/14/04	9,215,006
16,076,000	Wal-Mart Stores Inc., 1.50%, 10/05/04	16,053,226
23,425,000	Wal-Mart Stores Inc., 1.55%, 10/05/04	23,390,708

		149,911,317

Total Domestic (cost $1,751,872,528)		1,751,872,528

Foreign—23.0% (b)
Banks—11.0%
50,000,000	Barclays U.S. Funding Corporation, 1.44%, 09/03/04	49,996,000
13,100,000	Barclays U.S. Funding Corporation, 1.56%, 09/29/04	13,084,105
36,900,000	Barclays U.S. Funding Corporation, 1.56%, 09/30/04	36,853,778

Principal Amount		Value
Commercial Paper (continued)
60,000,000	Danske Corporation Series A, 1.40%, 09/13/04	59,972,000
24,100,000	Danske Corporation Series A, 1.52%, 09/15/04	24,085,754
15,900,000	Danske Corporation Series A, 1.44%, 09/20/04	15,887,916
10,000,000	Deutsche Bank Financial Inc., 1.37%, 09/07/04	9,997,717
50,000,000	Deutsche Bank Financial Inc., 1.42%, 09/15/04	49,972,389
40,000,000	Deutsche Bank Financial Inc., 1.61%, 10/21/04	39,910,556
35,000,000	KFW International Finance, 1.48%, 09/10/04	34,987,050
29,500,000	KFW International Finance, 1.48% 09/14/04	29,484,234
15,000,000	KFW International Finance, 1.51%, 09/23/04	14,986,158
85,000,000	Rabobank U.S. Financial Corp, 1.56%, 09/01/04	85,000,000
50,000,000	Royal Bank of Scotland, 1.55%, 10/14/04	49,907,431
50,000,000	Royal Bank of Scotland, 1.57%, 10/15/04	49,904,056

		564,029,144

Financial Services—4.9%
25,000,000	Siemens Capital Corporation, 1.32%, 09/03/04	24,998,167
26,200,000	Siemens Capital Corporation, 1.51%, 10/08/04	26,159,339
48,800,000	Siemens Capital Corporation, 1.55%, 10/15/04	48,707,551
50,000,000	Toyota Motor Credit Corporation, 1.48%, 10/06/04	49,928,056
40,000,000	Toyota Motor Credit Corporation, 1.59%, 10/22/04	39,909,900
60,000,000	Toyota Motor Credit Corporation, 1.61%, 11/05/04	59,825,583

		249,528,596

The accompanying notes are an integral part of the financial statements.

A-3

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Commercial Paper (continued)
Food—2.9%
$ 16,010,000	Nestle Capital Corporation, 1.34%, 09/01/04	$16,010,000
17,460,000	Nestle Capital Corporation, 1.47%, 09/03/04	17,458,574
26,100,000	Nestle Capital Corporation, 1.38%, 09/17/04	26,083,992
19,630,000	Nestle Capital Corporation, 1.43%, 09/30/04	19,607,387
26,700,000	Nestle Capital Corporation, 1.55%, 10/01/04	26,665,513
19,680,000	Nestle Capital Corporation, 1.55%, 10/18/04	19,640,175
24,420,000	Nestle Capital Corporation, 1.61%, 11/16/04	24,337,257

		149,802,898

Pharmaceuticals—2.7%
50,000,000	GlaxoSmithKline Finance PLC, 1.40%, 09/16/04	49,970,833
35,000,000	GlaxoSmithKline Finance PLC, 1.58%, 10/20/04	34,924,731
52,537,000	GlaxoSmithKline Finance PLC, 1.66%, 11/23/04	52,335,930

		137,231,494

Regional Agencies—1.5%
13,700,000	Province of British Columbia, 1.40%, 09/29/04	13,685,082
15,000,000	The Canadian Wheat Board, 1.16%, 09/03/04	14,999,033
15,000,000	The Canadian Wheat Board, 1.16%, 09/07/04	14,997,100
33,000,000	The Canadian Wheat Board, 1.45%, 10/05/04	32,954,808

		76,636,023

Total Foreign (cost $1,177,228,155)		1,177,228,155

Total Commercial Paper (cost $2,929,100,683)		2,929,100,683

Principal Amount		Value
U.S. Government-Sponsored Enterprises—40.3% (a)
74,000,000	Federal Farm Credit Banks, 1.21%, 10/15/04	73,890,562
26,000,000	Federal Farm Credit Banks, 1.33%, 11/17/04	25,926,037
16,000,000	Federal Farm Credit Banks, 1.58%, 11/19/04	15,944,524
10,000,000	Federal Farm Credit Banks, 1.62%, 12/28/04	9,946,900
25,375,000	Federal Farm Credit Banks, 3.88%, 02/01/05	25,587,377
40,000,000	Federal Home Loan Bank, 1.34%, 09/15/04	39,979,156
32,797,000	Federal Home Loan Bank, 1.03%, 09/17/04	32,781,986
45,000,000	Federal Home Loan Bank, 1.03%, 09/22/04	44,972,963
40,000,000	Federal Home Loan Bank, 1.54%, 09/30/04 (c)	39,993,303
100,000,000	Federal Home Loan Bank, 1.54%, 10/13/04	99,820,334
50,000,000	Federal Home Loan Bank, 1.58%, 10/21/04	49,890,278
25,000,000	Federal Home Loan Bank, 1.60%, 10/22/04	24,943,333
40,000,000	Federal Home Loan Bank, 1.22%, 10/27/04	39,924,089
33,800,000	Federal Home Loan Bank, 1.61%, 10/29/04	33,712,327
50,000,000	Federal Home Loan Bank, 1.60%, 10/29/04	49,871,111
50,000,000	Federal Home Loan Bank, 1.53%, 11/30/04 (c)	50,000,000
98,700,000	Federal Home Loan Bank, 1.38%, 03/28/05	98,700,000
40,000,000	Freddie Mac, 1.46%, 10/05/04	39,944,844
50,000,000	Freddie Mac, 1.45%, 10/05/04	49,931,528
26,000,000	Freddie Mac, 1.50%, 10/12/04	25,955,583
74,400,000	Freddie Mac, 1.57%, 10/20/04	74,241,012
144,600,000	Freddie Mac, 1.58%, 10/25/04	144,257,298
90,000,000	Freddie Mac, 1.59%, 10/26/04	89,781,757
50,000,000	Freddie Mac, 1.56%, 10/26/04	49,880,833
30,000,000	Freddie Mac, 1.52%, 11/01/04	29,922,733
72,277,000	Freddie Mac, 1.53%, 11/08/04	72,067,983

The accompanying notes are an integral part of the financial statements.

A-4

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
U.S. Government-Sponsored Enterprises (continued)
$ 15,000,000	Fannie Mae, 1.46%, 09/01/04	$15,000,000
42,187,000	Fannie Mae, 1.32%, 09/01/04	42,187,000
50,000,000	Fannie Mae, 1.24%, 09/01/04	50,000,000
35,000,000	Fannie Mae, 1.33%, 09/13/04	34,984,483
25,000,000	Fannie Mae, 1.53%, 09/29/04(c)	24,983,196
50,000,000	Fannie Mae, 1.55%, 10/01/04	49,935,417
40,000,000	Fannie Mae, 1.54%, 10/01/04	39,948,667
60,000,000	Fannie Mae, 1.46%, 10/06/04	59,914,833
75,000,000	Fannie Mae, 1.46%, 10/06/04	74,893,663
50,000,000	Fannie Mae, 1.47%, 10/06/04	49,928,542
25,000,000	Fannie Mae, 1.57%, 10/14/04	24,953,118
45,000,000	Fannie Mae, 1.59%, 10/22/04	44,898,638
38,704,000	Fannie Mae, 1.53%, 11/03/04	38,600,370
50,000,000	Fannie Mae, 1.62%, 11/17/04	49,826,750
125,000,000	Fannie Mae, 1.61%, 12/13/04	124,417,494

Total U.S. Government-Sponsored Enterprises (cost $2,056,340,022)		2,056,340,022

Certificates of Deposit—2.9% (a)
50,000,000	Wells Fargo & Company, 1.43%, 09/07/04	50,000,081
50,000,000	Wells Fargo & Company, 1.53%, 09/16/04	50,000,208
50,000,000	Wells Fargo & Company, 1.54%, 09/30/04	50,000,000

Total Certificates of Deposit (cost $150,000,289)		150,000,289

Total Investment Portfolio excluding repurchase agreement (cost $5,135,440,994)		5,135,440,994

Value
Repurchase Agreement—0.1% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated August 31, 2004 @ 0.92% to be repurchased at $5,419,138 on September 1, 2004, collateralized by $9,925,000 United States Treasury Bonds, $14,619,794 including interest) (cost $5,419,000)	5,419,000

Total Investment Portfolio (cost $5,140,859,994) (d), 100.6% (a)	5,140,859,994
Other Assets and Liabilities, net, (0.6%) (a)	(30,083,243)

Net Assets, (consisting of paid-in-capital net of accumulated net realized loss of $3,174), 100.0%	$5,110,776,751

Class A Shares
Net asset value, offering and redemption price per share, ($5,102,767,527 divided by 5,102,770,936 shares outstanding)	$1.00

Class B Shares
Net asset value, offering and redemption price per share, ($3,857,993 divided by 3,857,820 shares outstanding)	$1.00

Class C Shares
Net asset value, offering and redemption price per share, ($4,151,231 divided by 4,151,169 shares outstanding)	$1.00

(a)	Percentages indicated are based on net assets.
(b)	U.S. dollar denominated.
(c)	These are floating rate notes that reset their interest rate monthly or on a quarterly basis.
(d)	The aggregate identified cost for federal income tax purposes is the same.

The accompanying notes are an integral part of the financial statements.

A-5

Annual Report

Heritage Cash Trust—Money Market Fund

Portfolio Allocation

(unaudited)

Sector Allocation as of August 31, 2004 (% of net assets)

Beginning with the Fund’s fiscal quarter ending November 30, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities Exchange Comission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A-6

Annual Report

Heritage Cash Trust—Money Market Fund

Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or talk to your financial adviser.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Money Market Fund on March 1, 2004 and held through August 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period*
Class A	$1,000	$1,002	$3.52
Class B	$1,000	$1,002	$3.52
Class C	$1,000	$1,002	$3.52

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return (2.51% from March 1, 2004 to August 31, 2004) before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period*
Class A	$1,000	$1,022	$3.56
Class B	$1,000	$1,022	$3.56
Class C	$1,000	$1,022	$3.56

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.70% for Class A, Class B and Class C shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184); and then dividing that result by the actual number of days in the fiscal year (366).

A-7

Annual Report

Heritage Cash Trust—Money Market Fund

Statement of Operations

For the Fiscal Year Ended August 31, 2004

Investment Income:
Income:
Interest		$58,519,247
Expenses:
Management fee	$21,528,619
Distribution fee (Class A Shares)	7,864,446
Distribution fee (Class B Shares)	5,670
Distribution fee (Class C Shares)	6,392
Shareholder servicing fees	6,301,766
Custodian fee	388,937
Registration fees and expenses	208,528
Reports to shareholders	183,338
Professional fees	78,645
Fund accounting fee	62,254
Insurance	32,047
Trustees’ fees and expenses	16,503
Other	8,849

Total expenses		36,685,994

Net investment income from operations		$21,833,253

Statements of Changes in Net Assets

	For the Fiscal Years Ended
	August 31, 2004	August 31, 2003
Increase in net assets:
Operations:
Net investment income from operations	$21,833,253	$34,857,637
Distributions to shareholders from:
Net investment income Class A shares, ($0.004 and $0.007 per share, respectively)	(21,799,705)	(34,795,589)
Net investment income Class B shares, ($0.004 and $0.007 per share, respectively)	(15,736)	(38,895)
Net investment income Class C shares, ($0.004 and $0.007 per share, respectively)	(17,812)	(42,046)

Net distributions to shareholders	(21,833,253)	(34,876,530)
Increase (decrease) in net assets from Fund share transactions	(379,705,936)	372,014,162

Increase (decrease) in net assets	(379,705,936)	371,995,269
Net assets, beginning of fiscal year	5,490,482,687	5,118,487,418

Net assets, end of fiscal year	$5,110,776,751	$5,490,482,687

The accompanying notes are an integral part of the financial statements.

A-8

Annual Report

Heritage Cash Trust—Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares					Class B Shares					Class C Shares
	For the Fiscal Years Ended August 31					For the Fiscal Years Ended August 31					For the Fiscal Years Ended August 31
	2004	2003	2002	2001	2000	2004	2003	2002	2001	2000	2004	2003	2002	2001	2000
Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a) .	0.004	0.007	0.015	0.048	0.053	0.004	0.007	0.015	0.048	0.053	0.004	0.007	0.015	0.048	0.053
Less Distributions:
Dividends from net investment income and net realized gains (a)	(0.004)	(0.007)	(0.015)	(0.048)	(0.053)	(0.004)	(0.007)	(0.015)	(0.048)	(0.053)	(0.004)	(0.007)	(0.015)	(0.048)	(0.053)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.42	0.66	1.53	4.87	5.43	0.42	0.66	1.53	4.87	5.43	0.42	0.66	1.53	4.87	5.43
Ratios (%)/ Supplemental Data:
Operating expenses, net, to average daily net assets	0.70	0.70	0.70	0.72	0.72	0.70	0.70	0.70	0.72	0.72	0.70	0.70	0.70	0.72	0.72
Net investment income to average daily net assets	0.42	0.65	1.51	4.69	5.31	0.42	0.67	1.52	4.40	5.25	0.42	0.67	1.47	4.63	5.19
Net assets, end of fiscal year ($ millions)	5,103	5,479	5,106	4,757	3,890	4	5	6	4	1	4	6	6	2	1

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

A-9

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the “Fund”) and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund currently offers Class A and Class C shares. Effective February 1, 2004, Class B shares are no longer available for direct purchase. Class B shares will continue to be available through exchanges as described in the Fund’s prospectus. Class A, B and C shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage mutual fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

A-10

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2:	Fund Shares. At August 31, 2004, there was an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2004 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	19,165,794,199	1,826,982	4,921,462
Shares issued on reinvestment of distributions	23,383,485	12,285	18,256
Shares redeemed	(19,565,883,907)	(2,640,585)	(7,138,113)

Net decrease	(376,706,223)	(801,318)	(2,198,395)
Shares outstanding:
Beginning of fiscal year	5,479,477,159	4,659,138	6,349,564

End of fiscal year	5,102,770,936	3,857,820	4,151,169

Transactions in Class A, B and C shares and dollars of the Fund during the fiscal year ended August 31, 2003 at a net asset value of $1.00 per share, were as follows:

	Class A	Class B	Class C
Shares sold	16,208,426,824	3,915,607	27,472,133
Shares issued on reinvestment of distributions	38,265,187	31,618	43,576
Shares redeemed	(15,873,414,728)	(5,115,416)	(27,610,639)

Net increase (decrease)	373,277,283	(1,168,191)	(94,930)
Shares outstanding:
Beginning of fiscal year	5,106,199,876	5,827,329	6,444,494

End of fiscal year	5,479,477,159	4,659,138	6,349,564

A-11

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $500 million	0.500%
Next $500 million	0.475%
Next $500 million	0.450%
Next $500 million	0.425%
Next $500 million	0.400%
Next $2.5 billion	0.375%
Next $5.0 billion	0.360%
Greater than $10 billion	0.350%

The amount payable to the Manager as of August 31, 2004 was $1,792,364. Pursuant to a contractual agreement, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ended August 31, 2004. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2004.

Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay the Distributor a fee of up to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2004 was $653,741. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly-owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

Raymond James & Associates, Inc. (the “Distributor” or “RJA”) has advised the Fund that it generated $51,051 and $7,733 in contingent deferred sales charges for Class B and Class C shares, respectively during the fiscal year ended August 31, 2004. From these fees, the Distributor paid sales commissions to sales persons and incurred other distribution costs.

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $6,301,766 for Shareholder Servicing fees and $62,254 for Fund Accounting services, of which $1,068,315 and $12,000 were payable as of August 31, 2004, respectively.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the

A-12

Annual Report

Heritage Cash Trust—Money Market Fund

Notes to Financial Statements

(continued)

Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2003, there were no reclassifications arising from permanent tax differences. As of August 31, 2004 the Fund had net tax basis capital loss carryforwards in the aggregate of $3,174. This capital loss carryforward may be applied to any net taxable capital gain until the expiration date of 2012. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

A-13

Annual Report

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Money Market Fund (the “Fund”) at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Tampa, Florida

October 8, 2004

A-14

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Affiliated Trustees **
Thomas A. James 880 Carillon Parkway St. Petersburg, FL 33716 (62)	Trustee and Chairman	Since inception in 1985	Chairman of the Board since 1986; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle since 1984.	12	Outback Steakhouse, Inc.
Richard K. Riess 880 Carillon Parkway St. Petersburg, FL 33716 (55)	President and Trustee	Since 2000 Since inception in 1985	Executive Vice President and Managing Director for Asset Management of RJF since 1998; CEO of Eagle since 1996; CEO of Heritage since 2000; President of Eagle, 1995 to 2000.	12	N/A

Independent Trustees
C. Andrew Graham 880 Carillon Parkway St. Petersburg, FL 33716 (64)	Trustee	Since inception in 1985	First Financial Advisors, LLC & Graham Financial Partners LLC (financial planning insurance and investment services) since 1999; Representative of NFP Securities, Inc. (broker-dealer) since 2002; Representative of Multi-Financial Securities Corp. (broker-dealer), 1996 to 2001; V.P. of Financial Designs Ltd., 1996 to 1999.	12	N/A

A-15

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
William J. Meurer 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since 2003	Private Financial Consultant since September 2000; Board of Directors of Tribridge Consulting, Inc. (business consulting services) since 2000; Board of Trustees, Baycare HealthCare and St. Joseph’s-Baptist Health Care since 2000; Advisory Board, Bisk Publishing, Inc. (distance learning provider) since 2000; Managing Partner, Central Florida of Arthur Andersen LLP, 1987 to 2000; Managing Partner, Florida Audit and Business Advisory Services of Arthur Andersen, 1997 to 2000.	12	Sykes Enterprises, Incorporated (inbound call systems).
James L. Pappas 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since 1989	Lykes Professor of Banking and Finance since 1986 at University of South Florida; President, Graduate School of Banking since 1995; Trustee and Chairman of the Board, Tampa Museum of Art.	12	N/A
David M. Phillips 880 Carillon Parkway St. Petersburg, FL 33716 (65)	Trustee	Since inception in 1985	Chief Executive Officer of Evare LLC (information services); Chairman Emeritus of CCC Information Services, Inc.; Executive in Residence, University of North Carolina—Wilmington, 2000 to 2003.	12	N/A
Eric Stattin 880 Carillon Parkway St. Petersburg, FL 33716 (71)	Trustee	Since 1987	Private Investor since 1988.	12	N/A

A-16

Annual Report

Heritage Cash Trust—Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
Deborah L. Talbot 880 Carillon Parkway St. Petersburg, FL 33716 (54)	Trustee	Since 2002	Consultant/Advisor; Member, Academy of Senior Professionals, Eckerd College since 1998; Member, Dean’s Advisory Board of Fogelman School of Business, University of Memphis, 1999-2000; Advisory Board Member, Center for Global Studies, Pennsylvania State University, 1996-1999.	12	N/A

Officers
K.C. Clark 880 Carillon Parkway St. Petersburg, FL 33716 (45)	Executive Vice President and Principal Executive Officer Chief Compliance Officer	Since 2000 Since 2004	Executive Vice President and Chief Operating Officer of Heritage since 2000; Senior Vice President—Operations and Administration of Heritage, 1998 to 2000.	N/A	N/A
Andrea N. Mullins 880 Carillon Parkway St. Petersburg, FL 33716 (37)	Treasurer and Secretary	Since 2003 Since 2004	Treasurer and Vice President—Finance of Heritage since 2003; Vice President—Fund Accounting of Heritage, 1996 to 2003.	N/A	N/A
Deborah A. Malina 880 Carillon Parkway St. Petersburg, FL 33716 (38)	Assistant Secretary	Since 2000	Compliance Administrator of Heritage since 2000; Assistant Supervisor of Operations, Heritage, from 1997 to 2000.	N/A	N/A

The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request, by calling (800) 421-4184.

*	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms.

**	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

A-17

Annual Report

September 17, 2004

Dear Fellow Shareholders:

It is my pleasure to provide to you with the annual report for the Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) for the fiscal year ended August 31, 2004. Since the last year end reporting period, the federal reserve maintained a stable rate environment with holding the overnight rate at 1.00% for the majority of the year. Throughout the second fiscal quarter of 2004, the overall economic environment showed signs of improvement prompting the Federal Reserve to raise interest rates by 0.25% at both June 2004 and August 2004 Federal Open Market Committee Meetings. The tax exempt interest rates remained relatively stable throughout the fiscal year and began to steadily increase in the last fiscal quarter. For the period covered by this report, the Fund’s seven day current yield increased from 0.25% to 0.60%(a). The increase in the Fund’s seven day net yield can be attributed to the two interest rate increases during the fiscal year. This performance data represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance data quoted. To obtain more current performance please visit out website at www.HeritageFunds.com.

As of August 31, 2004, based on net assets, the Fund was comprised of more that 74% in tax-exempt floating rate notes, 0.5% fixed rate notes and bonds, and approximately 25% commercial paper. A large composition of floating rate notes provided the Fund with ample liquidity. The investment in commercial paper provided more relative value than fixed rate notes and bonds due to a flattened yield curve throughout most of the fiscal year. The entire portfolio was invested in highly rated tier one securities. The high quality investments satisfied the requirements set forth by Standard and Poor’s Rating Group to maintain the Fund’s AAAm rating(b). Ratings are subject to change and do not remove market risk from your investment.

On behalf of Heritage, I thank you for your continued investment in the Heritage Cash Trust—Municipal Market Fund. If you have any questions or comments please contact your financial advisor or Heritage at (800) 421-4184.

Sincerely,

Richard K. Riess

President

(a) An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. For more complete information, including investment objective, fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at (800) 421-4184 for a prospectus.

(b) Standard & Poor’s, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor’s assesses the safety of principal. According to Standard & Poor’s, a fund rated AAAm (“m” denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor’s focuses on credit quality, liquidity, and management.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes—74.7%(a)(b)
Alabama—2.3%
$10,550,000	Alabama Housing Finance Authority, 1.47%(c) Hunter Ridge Apartments, Series 03H, AMT, 09/07/04 LOC: Southtrust Bank N.A.	$10,550,000
6,400,000	Stevenson, 1.35%(c) Industrial Development Revenue Bond, Mead Corporation Project, Series 97, AMT, 09/07/04 LOC: Toronto Dominion Bank	6,400,000
6,700,000	Stevenson, 1.35%(c) Industrial Development Revenue Bond, Mead Corporation Project, Series 98B, AMT, 09/07/04 LOC: J.P. Morgan Chase	6,700,000

		23,650,000

Arizona—1.7%
3,400,000	Maricopa Industrial Development Authority, 1.38%(c) Multi Family Housing Revenue Bond San Remo Apartments Project, Series 00A, AMT, 09/07/04 LOC: Federal National Mortgage Association	3,400,000
6,850,000	Maricopa Industrial Development Authority, 1.39%(c) Multi Family Housing Revenue Bond San Lucas Apartments Project, Series 03, AMT, 09/07/04 LOC: Federal National Mortgage Association	6,850,000
6,750,000	Maricopa Industrial Development Authority, 1.39%(c) Multi Family Housing Revenue Bond San Fernando Apartments Project, Series 04, AMT, 09/07/04 LOC: Federal National Mortgage Association	6,750,000

		17,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Arkansas—0.6%
6,000,000	Arkansas Development Finance Authority, 1.40%(c) Industrial Development Revenue Bond, Teris Project, Series 02, AMT, 09/07/04 LOC: Wachovia Bank & Trust	6,000,000

Colorado—2.2%
14,160,000	Colorado Housing and Finance Authority, 1.38%(c) Pollution Control Revenue Bond Series 02, AMT, 09/07/04 LOC: J.P. Morgan Chase	14,160,000
8,300,000	Colorado Housing and Finance Authority, 1.38%(c) Pollution Control Revenue Bond Series 03, AMT, 09/07/04 LOC: Wachovia Bank & Trust	8,300,000

		22,460,000

Connecticut—0.6%
5,700,000	Connecticut Housing Finance Authority, 1.33%(c) Wortgage Finance Program, Series D3, 09/07/04 BPA: Federal Home Loan Bank	5,700,000

District of Columbia—1.5%
15,000,000	Metropolitan Washington Airports Authority, 1.35%(c) Airport Facilities Revenue Bond Series C, 09/01/04	15,000,000

Florida—1.1%
11,000,000	Highlands County Health Facilities, 1.33%(c) Hospital Revenue Bond Adventist Health System, Series 03B-2, 09/07/04 LOC: SunTrust Bank	11,000,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia—5.5%
$ 2,100,000	Clayton County, 1.38%(c) Industrial Development Revenue Bond C.W. Mathews Contracting Project, Series 00, AMT, 09/07/04 LOC: Bank of America	$2,100,000
8,850,000	Cobb County Housing Authority, 1.35%(c) Multi Family Housing Revenue Bond Walton Trail Apartments Project, Series 00, AMT, 09/07/04 LOC: Federal Home Loan Mortgage Corporation	8,850,000
8,000,000	Cobb County Housing Authority, 1.42%(c) Multi Family Housing Revenue Bond Woodchase Village Apartments, Series 03, AMT, 09/07/04 LOC: Regions Bank	8,000,000
4,000,000	DeKalb County, 1.41%(c) Multi Family Housing Revenue Bond Mountain Crest Apartments, Series 02A-1, AMT, 09/07/04 LOC: SunTrust Bank	4,000,000
6,525,000	East Point Housing Authority, 1.47%(c) Eagles Crest Apartments Project, Series 03, AMT, 09/07/04 LOC: Bank of America	6,525,000
5,300,000	Fulton County Authority, 1.47%(c) Multi Family Housing Revenue Bond Hidden Creste Apartments Project, Series 04, 09/07/04 LOC: J.P. Morgan Chase	5,300,000
3,400,000	Gainesville & Hall County Development Authority, 1.45%(c) Industrial Development Revenue Bond IMS Gear Project, Series 00, AMT, 09/07/04 LOC: Wachovia Bank & Trust	3,400,000
2,400,000	Rockmart Development Authority, 1.45%(c) Industrial Development Revenue Bond C.W. Matthews Contracting Project, Series 00, AMT, 09/07/04 LOC: Wachovia Bank & Trust	2,400,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Georgia (continued)
8,100,000	Roswell Housing Authority, 1.39%(c) Multi Family Housing Revenue Bond Park Ridge Apartment Project, Series 03, 09/07/04 LOC: Federal National Mortgage Association	8,100,000
6,650,000	Waleska Downtown Development Authority, 1.36%(c) Reinhardt College Project, Series 03, 09/07/04 LOC: Regions Bank	6,650,000

		55,325,000

Illinois—6.1%
5,375,000	Chicago Industrial Development Authority, 1.42%(c) Industrial Development Revenue Bond Evans Food Products, Series 98, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	5,375,000
3,255,000	Chicago, 1.42%(c) Industrial Development Revenue Bond Andres Imaging, Series 00, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	3,255,000
3,000,000	Chicago, 1.40%(c) Multi Family Housing Revenue Bond North Larrabee Project, Series 01A, AMT, 09/07/04 LOC: Harris Bankcorp	3,000,000
6,100,000	Elmhurst, 1.35%(c) Hospital Revenue Bond Joint Community Health Organization, Series 88, 09/07/04 LOC: Dexia	6,100,000
2,060,000	Illinois Development Finance Authority, 1.42%(c) Industrial Development Revenue Bond F. C. Limited Project, AMT, 09/01/04 LOC: LaSalle National Trust, N.A.	2,060,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
$ 1,000,000	Illinois Development Finance Authority, 1.42%(c) Industrial Development Revenue Bond Azteca Foods Inc. Project, Series 95, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	$1,000,000
3,200,000	Illinois Development Finance Authority, 1.42%(c) Industrial Development Revenue Bond Touhy Partnership Project, Series 96, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	3,200,000
1,150,000	Illinois Development Finance Authority, 1.42%(c) Industrial Development Revenue Bond Emtech Machining, Series 96, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	1,150,000
2,000,000	Illinois Development Finance Authority, 1.38%(c) Industrial Development Revenue Bond MPP Zinc Plating Plant, AMT, 09/07/04 LOC: Bank of America	2,000,000
2,475,000	Illinois Development Finance Authority, 1.42%(c) Industrial Development Revenue Bond Porter Athletic Equipment Project, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	2,475,000
3,640,000	Illinois Development Finance Authority, 1.40%(c) Industrial Development Revenue Bond Northwest Pallet Project, Series 01, AMT, 09/07/04 LOC: Harris Bankcorp	3,640,000
10,000,000	Illinois Development Finance Authority, 1.38%(c) Pollution Control Revenue Bond Waste Management Inc. Project, Series 02, AMT, 09/07/04 LOC: J.P. Morgan Chase	10,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Illinois (continued)
3,110,000	Illinois Development Finance Authority, 1.42%(c) Industrial Development Revenue Bond Olive Can Company Project, Series 94, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	3,110,000
4,100,000	Illinois Student Assistance Commission, 1.35%(c) Student Loan Revenue Bond Series 97A, AMT, 09/07/04 LOC: J.P. Morgan Chase	4,100,000
4,000,000	Lake County, 1.40%(c) Industrial Development Revenue Bond Northpoint Association LLC Project, AMT, 09/07/04 LOC: Northern Trust Company	4,000,000
4,320,000	Lake County, 1.40%(c) Solid Waste Revenue Bond Countryside Landfill Project, Series 96B, AMT, 09/07/04 LOC: J.P. Morgan Chase	4,320,000
2,575,000	Wheeling, 1.40%(c) Industrial Development Revenue Bond V-S Industries Inc., Series 00, AMT, 09/07/04 LOC: Harris Bankcorp	2,575,000

		61,360,000

Indiana—2.9%
3,155,000	Crawfordsville, 1.42%(c) Multi Family Housing Revenue Bond Pedcor Investments Shady Project, Series 93, AMT, 09/07/04 LOC: Federal Home Loan Bank	3,155,000
2,610,000	Elkhart County, 1.40%(c) Multi Family Housing Revenue Bond Johnson St. Apartments Project, Series 98A, AMT, 09/07/04 LOC: Federal Home Loan Bank	2,610,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Indiana (continued)
$ 2,500,000	Gibson County, 1.37%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 97, AMT, 09/07/04	$2,500,000
3,000,000	Gibson County, 1.37%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 99A, AMT, 09/07/04	3,000,000
1,000,000	Gibson County, 1.37%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 00A, AMT, 09/07/04	1,000,000
4,000,000	Gibson County, 1.37%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01, AMT, 09/07/04	4,000,000
3,000,000	Gibson County, 1.37%(c) Pollution Control Revenue Bond Toyota Motor Manufacturing Project, Series 01B, AMT, 09/07/04	3,000,000
3,775,000	Indianapolis, 1.39%(c) Multi Family Housing Revenue Bond Nora Pines Apartments Project Series 01, AMT, 09/07/04 LOC: Federal National Mortgage Association	3,775,000
1,844,000	La Porte County, 1.43%, (c) Multi Family Housing Revenue Bond Pedcor Investments—Woodland, Series 94, AMT, 09/07/04 LOC: Federal Home Loan Bank	1,844,000
4,398,000	Portage, 1.40%, (c) Multi Family Housing Revenue Bond Pedcor Investments Apartments Project, Series 95A, AMT, 09/07/04 LOC: Federal Home Loan Bank	4,398,000

		29,282,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Kansas—0.3%
3,300,000	Shawnee Industrial Development Authority, 1.42%(c) Industrial Development Revenue Bond Thrall Enterprises, Series 94, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	3,300,000

Louisiana—0.4%
1,500,000	Calcasieu Parish, 1.40%(c) Industrial Development Revenue Bond Hydroserve Westlake Project, Series 98, AMT, 09/07/04 LOC: J.P. Morgan Chase	1,500,000
2,320,000	DeRidder, 1.47%(c) Industrial Development Revenue Bond Pax Inc. Project, Series 97, AMT, 09/07/04 LOC: J.P. Morgan Chase	2,320,000

		3,820,000

Maine—0.6%
5,790,000	Maine State Finance Authority, 1.36%(c) Industrial Development Revenue Bond Jackson Laboratory Project, Series 02, 09/07/04 LOC: Bank of America	5,790,000

Massachusetts—0.6%
6,000,000	Massachusetts Health & Educational Facilities Authority, 1.32%(c) Massachusetts Institute of Technology, Series J-2, 09/07/04	6,000,000

Michigan—1.1%
11,340,000	Michigan Health Facilities Revenue Authority, 1.42%(c) Hospital Revenue Bond West Shore Medical Center, Series 01, 09/07/04 LOC: National City Bank, Cleveland	11,340,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Minnesota—1.9%
$ 2,000,000	Dakota County Community Development Agency, 1.45%(c) Multi Family Housing Revenue Bond Regatta Commons Project, Series 03A, AMT, 09/01/04 LOC: LaSalle National Trust, N.A.	$2,000,000
3,800,000	Plymouth Housing Authority, 1.38%(c) At the Lake Apartments Project, Series 04, AMT, 09/07/04 LOC: Federal Home Loan Mortgage Corporation	3,800,000
5,190,000	Ramsey County Housing & Redevelopment Authority, 1.45%(c) Multi Family Housing Revenue Bond Gateway Apartment LP Project, Series 03, AMT, 09/09/04 LOC: LaSalle National Trust, N.A.	5,190,000
3,000,000	St. Paul Housing and Redevelopment Authority, 1.45%(c) Bridgecreek Senior Place, Series 04A, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	3,000,000
5,000,000	St. Paul and Ramsey Housing and Redevelopment Authority, 1.45%(c) St, Paul Leased Housing Association I Series 02A, AMT, 09/07/04 LOC: LaSalle National Trust, N.A.	5,000,000

		18,990,000

Missouri—0.6%
6,500,000	Grandview Industrial Developmemt Authority, 1.39%(c) Multi Family Housing Revenue Bond Briarwood Apartments Project, Series 04, AMT, 09/07/04 LOC: Federal National Mortgage Association	6,500,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Nebraska—0.5%
5,000,000	Lancaster County, 1.41%(c) Industrial Development Revenue Bond Husker Foods Inc. Project, AMT, 09/07/04 LOC: JP Morgan Chase	5,000,000

Nevada—3.8%
12,500,000	Clark County Industrial Development Authority, 1.40%(c) Southwest Gas Corporation Project, Series 03B, AMT, 09/07/04 LOC: Fleet Bank	12,500,000
13,500,000	Director State of Nevada, 1.37%(c) Pollution Control Revenue Bond Barrick Goldstrike Mines, AMT, 09/07/04 LOC: Royal Bank of Canada	13,500,000
4,600,000	Henderson, 1.42%(c) Multi Family Housing Revenue Bond Pueblo Verde Apartment Project, Series 95A, 09/07/04 LOC: Credit Suisse First Boston	4,600,000
1,790,000	Nevada Housing Finance Agency, 1.38%(c) Multi Family Housing Revenue Bond Fremont Meadows Apartments Project, Series 97, AMT, 09/07/04 LOC: Federal Home Loan Bank	1,790,000
2,000,000	Nevada Housing Finance Agency, 1.38%(c) Multi Family Housing Revenue Bond Horizon Pines Apartments Project, Series 00A, AMT, 09/07/04 LOC: Federal National Mortgage Association	2,000,000
3,755,000	Nevada Housing Finance Agency, 1.38%(c) Multi Unit Housing Revenue Bond Parkway Plaza Apartments Project, Series 02A, AMT, 09/07/04 LOC: Federal National Mortgage Association	3,755,000

		38,145,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
New York—5.9%
$ 3,500,000	New York City, GO, 1.32%(c) Series 03-C4, 09/07/04 LOC: BNP Paribas	$3,500,000
10,000,000	New York City Housing Development Corporation, 1.35%(c) The Foundry, Series 02A, AMT, 09/07/04 LOC: Federal National Mortgage Association	10,000,000
11,000,000	New York City Housing Development Corporation, 1.37%(c) Atlantic Court Apartments, Series 03A, AMT, 09/07/04 LOC: Federal National Mortgage Association	11,000,000
12,000,000	New York State Dormitory Authority, 1.33%(c) Mental Health Services Facility Improvement Series 03F-2A, 09/07/04 BPA: Dexia	12,000,000
9,000,000	New York State Housing Finance, 1.37%(c) Worth St., AMT, 09/07/04 LOC: Federal National Mortgage Association	9,000,000
6,320,000	New York Local Government Assistance Corporation, 1.32%(c) Series 95D, 09/07/04 LOC: Societe Generale	6,320,000
7,680,000	Triborough Bridge & Tunnel Authority, 1.29%(c) Special Obligation, Series 00D, 09/07/04 BPA: Lloyds TSB Bank	7,680,000

		59,500,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Ohio—4.0%
9,000,000	Akron Bath Copley Hospital Authority, 1.34%(c) Healthcare Facilities Revenue Bond Summer on Ridgewood Project, Series 02, 09/07/04 LOC: KBC Bank	9,000,000
5,500,000	Butler County Health Facility, 1.35%(c) Lifesphere Project, 09/07/04 LOC: U.S. Bank N.A.	5,500,000
4,000,000	Evendale, 1.30%(c) Industrial Development Revenue Bond SHV Real Estate Inc. Project, 09/07/04 LOC: ABN-AMRO Bank N.V.	4,000,000
7,200,000	Hamilton County, 1.36%(c) Stratford Heights Project, Series 04, 09/07/04 LOC: Royal Bank of Scotland	7,200,000
4,500,000	Ohio Higher Education Facility, 1.37% (c) Ashland University 2004 Project, Series 03B, 09/23/04 LOC: Key Bank	4,500,000
6,000,000	Ohio Water Development Authority, 1.35%(c) Cleveland Electric, Series 99, AMT, 09/23/04 LOC: Barclays Bank	6,000,000
3,750,000	Ohio Water Development Authority, 1.35%(c) Toledo Edison, Series 99, AMT, 09/23/04 LOC: Barclays Bank	3,750,000

		39,950,000

Oklahoma—0.2%
1,600,000	Oklahoma Development Finance Authority, 1.41%(c) Industrial Development Revenue Bond Shawnee Funding Project, Series 96, AMT, 09/23/04 LOC: Bank of Nova Scotia	1,600,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Pennsylvania—2.2%
$ 2,800,000	Elk County, 1.37%(c) Industrial Development Revenue Bond Willamette Industries Project, Series 92, AMT, 09/07/04 LOC: Deutsche Bank	$2,800,000
4,000,000	Pennsylvania Economic Development Finance Authority, 1.36%(c) Reliant Energy Seward Project, Series 01, AMT, 09/23/04 LOC: Westdeutsche Landesbank	4,000,000
4,200,000	Pennsylvania Economic Development Finance Authority, 1.37%(c) Westrum Hanover Project, Series 04, AMT, 09/23/04 LOC: Federal Home Loan Bank	4,200,000
10,980,000	Pennsylvania Higher Education Authority, 1.35%(c) Student Loan Association Inc. Project, Series 03C, 09/07/04 LOC: Wachovia Bank & Trust	10,980,000

		21,980,000

South Carolina—1.2%
4,500,000	South Carolina Economic Development Authority, 1.40%(c) Industrial Development Revenue Bond Brown Packing Company Project, Series 01, AMT, 09/07/04 LOC: Wachovia Bank & Trust	4,500,000
8,000,000	South Carolina Economic Development Authority, 1.42%(c) Titan Wheel International Inc. Project, Series 95, AMT, 09/07/04 LOC: ABN-AMRO Bank N.V.	8,000,000

		12,500,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
South Dakota—1.1%
5,000,000	South Dakota Housing Development Authority, 1.38%(c) Homeownership MTG, Series 03F, AMT, 09/07/04 BPA: Landesbank Hessen-Thueringen	5,000,000
6,495,000	South Dakota Housing Development Authority, 1.40%(c) Multi Family Housing Revenue Bond LaCrosse Investors, Series 01, 09/07/04 LOC: Federal National Mortgage Association	6,495,000

		11,495,000

Tennessee—6.2%
7,000,000	Lewisburg Industrial Development Board, 1.42%(c) Waste Management Inc., Series 03, AMT, 09/07/04 LOC: Wachovia Bank & Trust	7,000,000
15,700,000	Montgomery County Public Building Authority, 1.33%(c) Loan Pool, Series 95, 09/07/04 LOC: Bank of America	15,700,000
1,896,000	Nashville & Davidson County Health & Education Facility Board, 1.41%(c) Multi Family Housing Revenue Bond Old Hickory Towers, Series 95A, AMT, 09/07/04 LOC: Federal Home Loan Bank	1,896,000
10,000,000	Shelby County Health Educational & Housing Facilities Board, 1.35%(c) The Village at Germantown, Series 03C, 09/07/04 LOC: BNP Paribas	10,000,000
10,000,000	Stewart County Industrial Development Board, 1.37%(c) Industrial Development Revenue Bond Standard Gypsum Project, Series 99, AMT, 09/07/04 LOC: Bank of America	10,000,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Tennessee (continued)
$10,000,000	Stewart County Industrial Development Board, 1.37%(c) Industrial Development Revenue Bond Standard Gypsum Project, Series 99B, AMT, 09/07/04 LOC: Bank of America	$10,000,000
8,200,000	Volunteer Student Funding, 1.36% (c) Student Funding Corporation Series 88 A-1, AMT, 09/07/04 LOC: State Street Bank & Trust Co.	8,200,000

		62,796,000

Texas—10.2%
3,600,000	Brazos River Authority, 1.40%(c) Pollution Control Revenue Bond TXU Energy Company LLC, Series D-1, AMT, 09/07/04 LOC: Credit Suisse First Boston	3,600,000
5,000,000	Brazos River Authority, 1.40%(c) Pollution Control Revenue Bond TXU Energy Company LLC, Series D-2, AMT, 09/07/04 LOC: J.P. Morgan Chase	5,000,000
2,000,000	Calhoun Port Authority, 1.43%(c) Industrial Development Revenue Bond British Petroleum Project Series 98, AMT, 09/07/04	2,000,000
3,000,000	Capital Area Housing Finance Corporation, 1.39%(c) Multi Family Housing Revenue Bond Marble Falls Vistas Apartments Project, Series 04, AMT, 09/07/04 LOC: Federal National Mortgage Association	3,000,000
4,700,000	DeSoto Housing Finance Corporation, 1.45%(c) Hickory Manor Senior Apartments Project, Series 04, AMT, 09/07/04 LOC: Federal Home Loan Mortgage Corporation	4,700,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
15,400,000	Greater East Texas Higher Education Authority, 1.36%(c) Series 93B, AMT, 09/07/04 LOC: Student Loan Marketing Association	15,400,000
110,000	Gulf Coast Waste Disposal Authority, 1.32%(c) Pollution Control Revenue Bond Waste Corporation Texas Project, Series 02, AMT, 09/07/04 LOC: Wells Fargo Bank, N.A.	110,000
6,170,000	Harris County Housing Finance, 1.39%(c) Primrose at Aldine-Bender Apartments Project, Series 04, AMT, 09/07/04 LOC: Federal Home Loan Mortgage Corporation	6,170,000
6,000,000	Houston Health Facilities Development Corporation, 1.33%(c) Buckingham Senior Living, Series C, 09/07/04 LOC: Lasalle National Trust, N.A.	6,000,000
20,000,000	Lower Neches Valley Authority, 1.32%(c) Industrial Development Revenue Bond Exxon Mobil Corporation, Series 01B, AMT, 09/01/04	20,000,000
4,000,000	Mansfield, 1.36%(c) Industrial Development Revenue Bond Pier 1 Imports, AMT, 09/07/04 LOC: J.P. Morgan Chase	4,000,000
6,300,000	Midlothian Industrial Development Corporation, 1.36%(c) Industrial Development Revenue Bond Box-Crow Cement Company Project, Series 84, 09/01/04 LOC: Union Bank of Switzerland, AG	6,300,000
9,400,000	North Texas Higher Education Authority, 1.35%(c) Student Loan Revenue Bond, Series 93A, AMT, 09/07/04 LOC: Lloyds TSB Bank	9,400,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Texas (continued)
$ 5,815,000	North Texas Higher Education Authority, 1.35%(c) Student Loan Revenue Bond, Series 98, AMT, 09/07/04 LOC: Bank of America	$5,815,000
6,400,000	Tarrant County Housing Finance Authority, 1.47%(c) Multi Family Housing Revenue Bond Park at Sycamore Scholl Apartments, Series 03, AMT, 09/07/04 LOC: South Trust Bank Alabama	6,400,000
5,000,000	Texas, 3.00% TRANs Series 04-05, 08/31/05	5,068,661

		102,963,661

Virginia—3.7%
5,000,000	Harrisonburg Redevelopment & Housing Authority, 1.39%(c) Multi Family Housing Revenue Bond Huntington Village Apartments Project, Series 01, AMT, 09/07/04 LOC: Federal National Mortgage Association	5,000,000
9,500,000	Henrico County Economic Development Authority, 1.37%(c) White Oak Semiconductor, Series 00, AMT. 09/10/04 LOC: Citibank	9,500,000
1,800,000	Norfolk Industrial Development Authority, 1.45%(c) Industrial Development Revenue Bond Norfolk Ship Repair Projects, Series 00, AMT, 09/07/04 LOC: Wachovia Bank & Trust	1,800,000
2,000,000	Richmond Redevelopment and Housing Authority, 1.38%(c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-3, AMT, 09/07/04 GIC: Bayerische Landesbank	2,000,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Virginia (continued)
4,750,000	Richmond Redevelopment and Housing Authority, 1.38%(c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-5, AMT, 09/07/04 GIC: Bayerische Landesbank	4,750,000
10,660,000	Richmond Redevelopment and Housing Authority, 1.38%(c) Multi Family Housing Revenue Bond Tobacco Row, Series 89B-7, AMT, 09/07/04 GIC: Bayerische Landesbank	10,660,000
3,900,000	Virginia Beach Development Authority, 1.45%(c) Industrial Development Revenue Bond Architectural Graphics, Series 00, AMT, 09/07/04 LOC: Wachovia Bank & Trust	3,900,000

		37,610,000

Washington—4.2%
7,250,000	King County, 1.33%(c) Sewer Revenue Junior Lien Series 01A, 09/07/04 LOC: Landesbank Hessen-Thueringen	7,250,000
5,000,000	Port of Seattle, 1.40%(c) Harbor Island Terminal 18 Project, Series 97, AMT, 09/07/04 LOC: Bank of New York	5,000,000
6,000,000	Port of Vancouver, 1.35%(c) Industrial Development Revenue Bond United Grain Corporation, Series 92, AMT, 09/07/04 LOC: Bank of America	6,000,000
1,620,000	Washington Housing Finance Commission, 1.45%(c) Multi Family Housing Revenue Bond Country Club Villas, Series 01A, AMT, 09/01/04 LOC: U.S. Bank N.A.	1,620,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Washington (continued)
$ 1,510,000	Washington Housing Finance Commission, 1.43%(c) Multi Family Housing Revenue Bond LTC Properties Inc. Project, Series 95, AMT, 09/07/04 LOC: U.S. Bank N.A.	$1,510,000
2,085,000	Washington Housing Finance Commission, 1.45%(c) Multi Family Housing Revenue Bond Regency Park Apartments Project, Series 99A, AMT, 09/01/04 LOC: U.S. Bank N.A.	2,085,000
4,050,000	Washington Housing Finance Commission, 1.39%(c) Multi Family Housing Revenue Bond Silver Creek Apartments Project, Series 04B, AMT, 09/07/04 LOC: Federal National Mortgage Association	4,050,000
6,240,000	Washington Housing Finance Commission, 1.39%(c) Multi Family Housing Revenue Bond Whisperwood Apartments Project, Series 02A, AMT, 09/07/04 LOC: Federal National Mortgage Association	6,240,000
4,805,000	Washington Housing Finance Commission, 1.45%(c) Multi Family Housing Revenue Bond Heatherwood Apartment Project, Series 02A, AMT, 09/01/04 LOC: U.S. Bank N.A.	4,805,000
3,700,000	Washington Housing Finance Commission, 1.42%(c) Multi Family Housing Revenue Bond Olympic Place Apartment Project, Series 03A, AMT, 09/07/04 LOC: U.S. Bank N.A.	3,700,000

		42,260,000

Principal Amount		Value
Notes, Bonds & Variable Rate Demand Notes (continued)
Wisconsin—1.5%
9,920,000	Wisconsin Housing & Economic Development Authority, 1.34%(c) Home Ownership Bonds Series 03A, AMT, 09/07/04 LOC: Federal Home Loan Bank	9,920,000
4,970,000	Wisconsin Housing & Economic Development Authority, 1.38%(c) Home Ownership Bonds Series 03B, AMT, 09/07/04 BPA: State Street Bank & Trust Co.	4,970,000

		14,890,000

Total Notes, Bonds & Variable Rate Demand Notes (cost $753,206,661)		753,206,661

Commercial Paper—25.1%(a)
Arizona—0.4%
4,000,000	Phoenix Civic Improvement Authority, 1.25% Wastewater Systems, Series 03, 09/22/04 LOC: Bank of America	4,000,000

Colorado—0.4%
3,600,000	Colorado Regional Transport District, 1.15% Subordinate Lien Sales Tax Revenue Bond Series 01A, 09/090/04 LOC: Westdeutsche Landesbank	3,600,000

District of Columbia—1.7%
11,300,000	District of Columbia, 1.11% American National Red Cross, Series 00, 09/03/04 LOC: J.P. Morgan Chase	11,300,000
5,500,000	Metropolitan Washington, 1.17% Series 99A, 09/01/04	5,500,000

		16,800,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Commercial Paper (continued)
Florida—2.1%
$ 6,300,000	Greater Orlando Aviation Authority, 1.18% Airport Facilities Revenue Bond Series B, AMT, 09/07/04 LOC: Westdeutsche Landesbank	$6,300,000
4,750,000	Greater Orlando Aviation Authority, 1.16% Airport Facilities Revenue Bond Series B, AMT, 09/07/04 LOC: Landesbank Baden Wurttenberg	4,750,000
6,800,000	Hillsborough Aviation Authority, 1.22% PFC Project, Series B, AMT, 09/10/04 LOC: Landesbank Baden Wurttenberg	6,800,000
3,800,000	Indian River, 1.15% Hospital District Project Series 90, 9/07/04 LOC: SunTrust Bank	3,800,000

		21,650,000

Hawaii—1.6%
8,000,000	Honolulu City & County, GO, 1.17% 09/10/04 LOC: Westdeutsche Landesbank	8,000,000
8,300,000	Honolulu City & County, GO, 1.27% 09/10/04 LOC: Westdeutsche Landesbank	8,300,000

		16,300,000

Illinois—1.3%
12,824,000	Chicago Midway International Airport, 1.08% Airport Facilities Revenue Bond Series 03, AMT, 09/04/04 LOC: J.P. Morgan Chase	12,824,000

Indiana—1.0%
10,000,000	Indianapolis Airport Authority, 1.13% Subordinate Notes Series 99, AMT, 09/24/04 LOC: J.P. Morgan Chase	10,000,000

Principal Amount		Value
Commercial Paper (continued)
Kentucky—1.3%
12,800,000	Pendleton County, 1.20% Kentucky Association of Counties Leasing Trust, 09/23/04 LOC: Commonwealth Bank of Australia	12,800,000

Maryland—1.2%
12,500,000	Baltimore County Public Import, GO, 1.18% Series 02, 09/07/04 LOC: Bank of America	12,500,000

Massachusetts—1.1%
3,375,000	Massachusetts Development Finance Agency, 1.25% Progress 1 Issue, 09/03/04 LOC: Wachovia Bank & Trust	3,375,000
3,000,000	Massachusetts Development Finance Agency, 1.38% Progress 3 Issue, 09/03/04 LOC: Allied Irish Banks	3,000,000
5,000,000	Massachusetts Water Resources Authority, 0.98%(c) Series 94, 02/17/05 LOC: Bayerische Landesbank	5,000,000

		11,375,000

Michigan—0.5%
5,000,000	University of Michigan Regents, 1.25% Series D, 09/07/04	5,000,000

Minnesota—0.8%
8,000,000	St. Paul Metropolitan Airport, 1.23% AMT, 11/10/04 LOC: Westdeutsche Landesbank	8,000,000

New York—3.1%
6,500,000	Metropolitan Transportation Authority State of New York, 1.25%(c) Transit Facility Special Obligation Series CP-1A, 09/01/04 LOC: ABN AMRO Bank N.V.	6,500,000

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Net Assets

August 31, 2004

(continued)

Principal Amount		Value
Commercial Paper (continued)
New York (continued)
$17,500,000	Metropolitan Transportation Authority State of New York, 0.98%(c) Transit Facility Special Obligation Series CP-1A, 09/01/04 LOC: ABN AMRO Bank N.V.	$17,500,000
7,000,000	Metropolitan Transportation Authority State of New York, 1.00%(c) Transit Facility Special Obligation Series CP-1A, 03/26/04 LOC: ABN AMRO Bank N.V.	7,000,000

		31,000,000

Texas—4.6%
8,070,000	Austin Combined Utility Systems, 1.10%(c) Travis & Williamson County, Series A, 09/07/04 LOC: Bayerische Landesbank, J.P. Morgan Chase, and State Street Bank & Trust, Co.	8,070,000
7,687,000	Dallas Texas Waterworks, 1.10% 09/01/04	7,687,000
10,000,000	Texas A&M University Board of Regents, 1.38% Revenue Financing Series B, 02/10/05	10,000,000
8,500,000	Texas Public Finance Authority, GO, 1.15% District, 1.15% Series 02B, 09/23/04	8,500,000
6,000,000	Texas Public Finance Authority, GO, 1.15% District, 1.17% Series 03, 12/09/04	6,000,000
6,442,000	University of Texas Board of Regents, 1.38% Revenue Financing Series A, 02/01/05	6,442,000

		46,699,000

Virginia—0.4%
4,000,000	University of Virginia, 1.06% Series 03, 09/09/04	4,000,000

West Virginia—2.4%
11,800,000	West Virginia Public Energy Authority, 1.05%(c) Morgantown Energy Association, Series 89A, 09/08/04 LOC: Dexia	11,800,000
6,000,000	West Virginia Public Energy Authority, 1.15%(c) Morgantown Energy Association, Series 89A, 09/23/04 LOC: Dexia	6,000,000

Principal Amount		Value
Commercial Paper (continued)
West Virginia (continued)
6,000,000	West Virginia Public Energy Authority, 1.27%(c) Morgantown Energy Association, Series 89A, 12/10/04 LOC: Dexia	6,000,000

		23,800,000

Wisconsin—1.2%
6,000,000	Wisconsin Transport Revenue, 1.10% Series 97A, 09/23/04	6,000,000
6,200,000	Wisconsin Transport Revenue, 1.22% Series 97A, 12/10/04	6,200,000

		12,200,000

Total Commercial Paper (cost $252,548,000)		252,548,000

Total Investments (cost $1,005,754,661) (d), 99.8% (a)		1,005,754,661
Other Assets and Liabilities, net, 0.2% (a)		2,308,253

Net Assets, (net asset value, offering and redemption price of $1.00 per share; 1,008,117,497 shares outstanding), consisting of paid-in-capital, 100%		$1,008,062,914

(a)	Percentages are based on net assets.
(b)	Earlier of the maturity date or the put date.
(c)	Floating rate notes are securities that generally are payable on demand within seven calendar days. Put bonds are securities that can be put back to the issuer or remarketer either at the option of the holder, at a specified date, or within a specified time period known at the time of purchase. For these securities, the demand period and the remaining period to put date, respectively, are used when calculating the weighted average maturity of the portfolio.
(d)	The aggregate identified cost for federal income tax purposes is the same.

AMT	—	Securities subject to Alternative Minimum Tax
BPA	—	Bond Purchase Agreement
GIC	—	Credit enhancement provided by guaranteed investment contract with noted institution
GO	—	General Obligation
LOC	—	Credit enhancement provided by letter of credit issued by noted institution
TRANs	—	Tax and Revenue Anticipation Notes

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Portfolio Allocation

(unaudited)

Sector Allocation as of August 31, 2004 (% of net assets)

Beginning with the Fund’s fiscal quarter ending November 30, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities Exchange Comission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov; and the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges (loads) or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or talk to your financial adviser.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Cash Trust—Municipal Money Market Fund on March 1, 2004 and held through August 31, 2004. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period*
Class A	$1,000	$1,002	$3.42

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines, the table below shows your Fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return (2.51% from March 1, 2004 to August 31, 2004) before ongoing expenses invested at the beginning of the period and held for the entire period. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during this period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period.

Hypothetical (5% return before expenses)	Beginning Account Value March 1, 2004	Ending Account Value August 31, 2004	Expenses Paid During Period*
Class A	$1,000	$1,022	$3.46

*	Expenses are calculated using the Fund’s annualized expense ratio of 0.68% multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (184); and then dividing that result by the actual number of days in the fiscal year (366).

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Statement of Operations

For the Fiscal Year Ended August 31, 2004

Investment Income:
Income:
Interest		$11,238,404
Expenses:
Management fee	$4,809,763
Distribution fee	1,569,285
Shareholder servicing fees.	234,820
State qualification expenses	158,127
Professional fees	80,672
Custodian fee	77,475
Fund accounting fee	70,531
Reports to shareholders	43,370
Trustees’ fees and expenses	16,503
Insurance	11,668
Other	3,412

Total expenses		7,075,626

Net investment income from operations		$4,162,778

Statements of Changes in Net Assets

	For the Fiscal Years Ended
	August 31, 2004	August 31, 2003
Increase in net assets:
Operations:
Net investment income from operations	$4,162,778	$6,158,716
Distributions to shareholders from net investment income ($0.004 and $0.006 per share, respectively)	(4,162,778)	(6,156,796)
Increase (decrease) in net assets from Fund share transactions	(48,839,711)	108,413,461

Increase (decrease) in net assets	(48,839,711)	108,415,381
Net assets, beginning of fiscal year	1,056,902,625	948,487,244

Net assets, end of fiscal year	$1,008,062,914	$1,056,902,625

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	For the Fiscal Years Ended August 31
	2004	2003	2002	2001	2000
Net asset value, beginning of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net investment income (a)	0.004	0.006	0.010	0.029	0.032
Less Distributions:
Dividends from net investment income (a)	(0.004)	(0.006)	(0.010)	(0.029)	(0.032)

Net asset value, end of fiscal year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (%)	0.39	0.61	0.98	2.97	3.29

Ratios to average daily net assets(%)/ Supplemental Data
Operating expenses, net	0.68	0.67	0.68	0.69	0.71
Net investment income	0.40	0.59	0.96	2.90	3.24
Net assets, end of fiscal year ($ millions)	1,008	1,057	948	913	772

(a)	Includes net realized gains and losses which were less than $.001 per share for each of the periods.

The accompanying notes are an integral part of the financial statements.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

Note 1:	Significant Accounting Policies. Heritage Cash Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Municipal Money Market Fund (the “Fund”) and the Money Market Fund. The Fund seeks to achieve maximum current income exempt from federal income tax consistent with stability of principal. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses which are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees.

Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

Note 2:	Fund Shares. At August 31, 2004, there was an unlimited number of shares of beneficial interest of no par value authorized. Transactions in shares and dollars of the Fund during the fiscal years ended August 31, 2004 and 2003 at a net asset value of $1.00 per share, were as follows:

	For the Fiscal Years Ended
	August 31, 2004	August 31, 2003
Shares sold	4,362,157,662	3,829,357,644
Shares issued on reinvestment of distributions	4,321,936	6,544,389
Shares redeemed	(4,415,319,309)	(3,727,488,572)

Net increase (decrease)	(48,839,711)	108,413,461
Shares outstanding:
Beginning of fiscal year	1,056,957,208	948,543,747

End of fiscal year	1,008,117,497	1,056,957,208

Note 3:	Management, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees. Under the Trust’s Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager the following annual fee as a percentage of the Fund’s average daily net assets, computed daily and payable monthly.

Fund’s Average Daily Net Assets	Management Fee Rate
First $250 million	0.500%
Next $250 million	0.475%
Next $250 million	0.450%
Next $250 million	0.425%
Greater than $1 billion	0.400%

The amount payable to the Manager as of August 31, 2004 was $403,132. Pursuant to a contractual agreement, the Manager agreed to waive its fees and, if necessary, reimburse the Fund to the extent that total operating expenses exceed 0.74% of its average daily net assets for the fiscal year ended August 31, 2004. No fees were waived and no expenses were reimbursed for the period ended August 31, 2004.

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Notes to Financial Statements

(continued)

The Manager entered into a subadvisory agreement with Alliance Capital Management L.P. (the “Subadviser”) to provide investment advice and portfolio management services (including placement of brokerage orders) and certain compliance and other services for a fee payable by the Manager, equal to 0.125% of the Fund’s average daily net assets on assets up to $100 million, 0.10% of average daily net assets on assets from $100 million to $250 million, and 0.05% on average daily net assets exceeding $250 million without regard to any reduction due to the imposition of expense limitations.

Pursuant to a plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940 as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor” or “RJA”) a fee equal to 0.15% of the average daily net assets. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2004 was $130,930. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Manager also is the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $234,820 for Shareholder Servicing fees and $70,531 for Fund Accounting services, of which $43,807 and $14,800 were payable as of February 29, 2004, respectively.

Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager received an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $500 for attendance at their respective meeting (in person or telephonic). The Lead Trustee, the Audit Committee Chair, and the Compliance Committee Chair each will receive an annual retainer of $2,500, in addition to meeting fees. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 4:	Federal Income Taxes. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. Results of operations and net assets are not affected by these reclassifications. For the fiscal year ended August 31, 2004, to reflect classifications arising from permanent tax differences attributable to a reclass of dividends, the Fund increased (credited) accumulated realized gain of $37,528 and decreased (debited) paid in capital $37,528. All dividends paid by the Fund for net investment income are exempt from Federal income tax.

Annual Report

Tax Information

(unaudited)

Of the dividends paid from net investment income for the fiscal year ended August 31, 2004, 100% were exempt interest dividends which are tax exempt for purposes of regular federal income tax, and a portion were exempt interest dividends which may be subject to the federal alternative minimum tax. Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax return.

Annual Report

Report of Independent Registered Certified Public Accounting Firm

To the Board of Trustees and

Shareholders of Heritage Cash Trust—Municipal Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust—Municipal Money Market Fund (the “Fund”) at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Tampa, Florida

October 8, 2004

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Affiliated Trustees **
Thomas A. James 880 Carillon Parkway St. Petersburg, FL 33716 (62)	Trustee and Chairman	Since inception in 1992	Chairman of the Board since 1986; Chief Executive Officer of RJF since 1969; Chairman of the Board of RJA since 1986; Chairman of the Board of Eagle since 1984.	12	Outback Steakhouse, Inc.
Richard K. Riess 880 Carillon Parkway St. Petersburg, FL 33716 (55)	President and Trustee	Since 2000 Since inception in 1992	Executive Vice President and Managing Director for Asset Management of RJF since 1998; CEO of Eagle since 1996; CEO of Heritage since 2000; President of Eagle, 1995 to 2000.	12	N/A

Independent Trustees
C. Andrew Graham 880 Carillon Parkway St. Petersburg, FL 33716 (64)	Trustee	Since inception in 1992	First Financial Advisors, LLC & Graham Financial Partners LLC (financial planning insurance and investment services) since 1999; Representative of NFP Securities, Inc. (broker-dealer) since 2002; Representative of Multi-Financial Securities Corp. (broker-dealer), 1996 to 2001; V.P. of Financial Designs Ltd., 1996 to 1999.	12	N/A

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
William J. Meurer 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since 2003	Private Financial Consultant since September 2000; Board of Directors of Tribridge Consulting, Inc. (business consulting services) since 2000; Board of Trustees, Baycare HealthCare and St. Joseph’s-Baptist Health Care since 2000; Advisory Board, Bisk Publishing, Inc. (distance learning provider) since 2000; Managing Partner, Central Florida of Arthur Andersen LLP, 1987 to 2000; Managing Partner, Florida Audit and Business Advisory Services of Arthur Andersen, 1997 to 2000.	12	Sykes Enterprises, Incorporated (inbound call systems).
James L. Pappas 880 Carillon Parkway St. Petersburg, FL 33716 (61)	Trustee	Since 1989	Lykes Professor of Banking and Finance since 1986 at University of South Florida; President, Graduate School of Banking since 1995; Trustee and Chairman of the Board, Tampa Museum of Art.	12	N/A
David M. Phillips 880 Carillon Parkway St. Petersburg, FL 33716 (65)	Trustee	Since inception in 1992	Chief Executive Officer of Evare LLC (information services); Chairman Emeritus of CCC Information Services, Inc.; Executive in Residence, University of North Carolina—Wilmington, 2000 to 2003.	12	N/A
Eric Stattin 880 Carillon Parkway St. Petersburg, FL 33716 (71)	Trustee	Since 1987	Private Investor since 1988.	12	N/A

Annual Report

Heritage Cash Trust—Municipal Money Market Fund

Trustees and Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 years	Number of Portfolios in Heritage Mutual Funds Complex Overseen by Trustee	Other Directorships Held by Trustee

Independent Trustees (continued)
Deborah L. Talbot 880 Carillon Parkway St. Petersburg, FL 33716 (54)	Trustee	Since 2002	Consultant/Advisor; Member, Academy of Senior Professionals, Eckerd College since 1998; Member, Dean’s Advisory Board of Fogelman School of Business, University of Memphis, 1999-2000; Advisory Board Member, Center for Global Studies, Pennsylvania State University, 1996-1999.	12	N/A

Officers
K.C. Clark 880 Carillon Parkway St. Petersburg, FL 33716 (45)	Executive Vice President and Principal Executive Officer Chief Compliance Officer	Since 2000 Since 2004	Executive Vice President and Chief Operating Officer of Heritage since 2000; Senior Vice President—Operations and Administration of Heritage, 1998 to 2000.	N/A	N/A
Andrea N. Mullins 880 Carillon Parkway St. Petersburg, FL 33716 (37)	Treasurer and Secretary	Since 2003 Since 2004	Treasurer and Vice President—Finance of Heritage since 2003; Vice President—Fund Accounting of Heritage, 1996 to 2003.	N/A	N/A
Deborah A. Malina 880 Carillon Parkway St. Petersburg, FL 33716 (38)	Assistant Secretary	Since 2000	Compliance Administrator of Heritage since 2000; Assistant Supervisor of Operations, Heritage, from 1997 to 2000.	N/A	N/A

The Trust’s Statement of Additional Information includes additional information about the Trustees and officers and is available, without charge, upon request, by calling (800) 421-4184.

*	Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms.

**	Messrs. James and Riess are “interested” persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

Annual Report

Item 2. Code of Ethics

As of the end of the period August 31, 2004, Heritage Cash Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Principal Executive Officer and Treasurer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of Heritage Cash Trust has determined that William J. Meurer is an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. Mr. Meurer is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees

The aggregate fees billed by registrant’s independent public accountants, PricewaterhouseCoopers LLP (“PwC”) for each of the last two fiscal years for professional services rendered in connection with the audit of registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $37,519 for the year ended August 31, 2003, and $42,168 for the year ended August 31, 2004.

(b) Audit-Related Fees

The aggregate fees PwC billed to registrant for each of the last two fiscal years for assurance and other services which are reasonably related to the performance of registrant’s audit and are not reported under Item 4(a) were $0 and $0 for the years ended August 31, 2003 and August 31, 2004, respectively. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for assurance and other services directly related to the operations and financial reporting of registrant were $33,000 (estimated) for the year ended August 31, 2003, and $34,000 (estimated) for the year ended August 31, 2004.

(c) Tax Fees

The aggregate tax fees PwC billed to registrant for each of the last two fiscal years for tax compliance, tax advice, and tax planning services were $8,478 for the year ended August 31, 2003, and $5,582 for the year ended August 31, 2004. The aggregate tax fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for services directly related to the operations and financial reporting of registrant were $0 for the year ended August 31, 2004, and $0 for the year ended August 31, 2004.

(d) All Other Fees

For the fiscal years ended August 31, 2004 and 2003, registrant paid PwC no other fees. The aggregate fees PwC billed to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for any other services directly related to the operations and financial reporting of registrant were $0 for the year ended August 30, 2003, and $0 for the year ended April 30, 2004.

(e) Registrant’s Audit Committee Charter provides that the audit committee (comprised of the Independent Trustees of registrant) is responsible for pre-approval of all auditing services performed for the registrant. The Audit Committee reports to the Board of Trustees (“Board”) regarding its approval of the engagement of the auditor and the proposed fees for the engagement, and the majority of the Board (including the members of the Board who are Independent Trustees) must approve the auditor at an in-person meeting. The Audit Committee also is responsible for pre-approval (subject to the de minimus exception for non-audit services described in the Securities Exchange Act of 1934, as amended, and applicable rule thereunder and not expecting to exceed $5,000) of all non-auditing services performed for the registrant or for any service affiliate of registrant. Registrant’s Audit Committee Charter also permits a designated member of the audit committee to pre-approve, between meetings, one or more non-audit service projects, subject to ratification by the Audit Committee at the next meeting of the Audit Committee. Registrant’s Audit Committee pre-approved all fees described above which PwC billed to registrant.

(f) Less than 50% of the hours billed by PwC for auditing services to registrant for the fiscal year ended August 31, 2004, were for work performed by persons other than full-time, permanent employees of PwC.

(g) The aggregate non-audit fees billed by PwC to registrant and to registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser for the fiscal years ending August 31, 2003, and August 31, 2004, were $0 and $0.

(h) Registrant’s Audit Committee has considered the non-audit services provided to the registrant and registrant’s investment adviser and any entity controlling, controlled by, or under common control with registrant’s investment adviser as described above and determined that these services do not compromise PwC’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to the registrant.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 9. Submission of Matters to a Vote of Security Holders.

The Trust has adopted a Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees. Shareholders submitting recommendations for Independent Trustees should submit recommendations in writing to the attention of the Chairperson of the Nominating Committee of the Trust, and provide at least the following information regarding a candidate: (1) name; (2) date of birth; (3) education; (4) business, professional or other relevant experience and areas of expertise; (5) current business, professional or other relevant experience and areas of expertise; (6) current business and home addresses and contact information; (7) other board positions or prior experience; and (8) any knowledge and experience relating to investment companies and investment company governance .

Item 10. Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Treasurer of Heritage Cash Trust have concluded that such disclosure controls and procedures are effective as of October 15, 2004.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of Heritage Cash Trust that occurred during the second half of its fiscal year that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 11. Exhibits

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(a)(2) The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE CASH TRUST
Date: October 25, 2004
/s/ K.C. Clark
K.C. Clark
Executive Vice President,
Principal Executive Officer and Chief Compliance Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: October 25, 2004

/s/ K.C. Clark
K.C. Clark
Executive Vice President,
Principal Executive Officer and Chief Compliance Officer

Date: October 25, 2004

/s/ Andrea N. Mullins
Andrea N. Mullins
Treasurer and Secretary